Basis of Consolidation	12 Months Ended
Aug. 31, 2021
Basis of Consolidation
3. Basis of Consolidation

3. Basis of Consolidation

These consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; Lexaria Pharmaceutical Corp., Lexaria Hemp Corp., Lexaria CanPharm ULC, PoViva Corp., and Kelowna Management Services Corp. The Company owns 83.3% of Lexaria Nicotine LLC and the remaining 16.7% is owned by Altria Ventures Inc. (an indirect wholly owned subsidiary of Altria Group, Inc.). All significant intercompany balances and transactions have been eliminated upon consolidation.